TOUCHSTONE OHIO TAX-FREE BOND FUND                          SUMMARY PROSPECTUS
CLASS A TICKER: TOHAX   CLASS C TICKER: TOHCX               NOVEMBER 1, 2009
                                                            AMENDED MAY 28, 2010

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus, dated November 1, 2009, Amended May 28, 2010, and Statement of Additional Information, dated November 1, 2009, as supplemented May 28, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Other Purchase and Redemption Information" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                          Class A        Class C
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)                                            4.75%          None
Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                                               None           1.00%
Wire Redemption Fee                                                                      Up to $15      Up to $15
-------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------
Management Fees                                                                            0.50%          0.50%
Distribution (12b-1) Fees                                                                  0.25%          1.00%
Other Expenses                                                                             0.40%          0.46%
Total Annual Fund Operating Expenses                                                       1.15%          1.96%
Fee Waiver and/or Expense Reimbursement(1)                                                 0.30%          0.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)      0.85%          1.60%
-------------------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.85% and 1.60% for Class A shares and Class C shares, respectively . This expense limitation will remain in effect until at least October 31, 2010 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

(2) Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended June 30, 2009. The actual total annual fund operating expenses after fee waiver and/or expense reimbursement for the Fund's Class A shares and Class C shares for the fiscal year ended June 30, 2009 were 0.81% and 1.55%, respectively.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     Assuming No
                           Assuming Redemption at End of Period      Redemption
                              Class A              Class C            Class C
1 Year                         $558                 $263               $163
3 Years                        $795                 $580               $580
5 Years                        $1,050               $1,024             $1,024
10 Years                       $1,781               $2,256             $2,256
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of assets) in high-quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds. High-quality, long-term Ohio municipal obligations are, for purposes of this Fund, considered to be obligations rated within the three highest rating categories, with maturities of 3 years or more. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund invests primarily in Ohio municipal obligations rated within the three highest rating categories. The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. If a security's rating is reduced below the four highest rating categories, the security will be sold. A security may also be sold due to changes in market conditions or the Sub-Advisor's outlook. The Fund may purchase unrated obligations that the Sub-Advisor determines to be of comparable quality. The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders. The Fund will seek to maintain an average weighted maturity of more than 10 years, but may reduce its average weighted maturity to 10 years or below if warranted by market conditions.

The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o If interest rates go up, causing the value of any debt securities held by the Fund to decline

o Because issuers of municipal obligations may be unable to make timely payments of interest or principal

o Because securities with longer maturities may lose more value than securities with shorter maturities when interest rates go up

o If the Fund's investments are concentrated in a particular segment of the bond market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one bond affect other bonds in the same segment

o If economic conditions in the State of Ohio decline (reasons for decline include decreased economic growth, increased unemployment and decreased tax revenue)

o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund

o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Ohio Tax-Free Bond Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which if were reflected, would reduce your return. The returns for Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class C shares have higher 12b-1 distribution fees. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407.

OHIO TAX-FREE BOND FUND -- CLASS A TOTAL RETURNS

[BAR CHART]

1999          -3.11%
2000          11.61%
2001           3.07%
2002           9.07%
2003           4.65%
2004           3.85%
2005           2.50%
2006           4.07%
2007           3.01%
2008          -1.28%

Best Quarter: 3rd Quarter 2002 5.38%   Worst Quarter: 3rd Quarter 2008 -3.34%

The year-to-date return of the Fund's Class A shares as of September 30, 2009 is 11.49%.

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index includes investment-grade, tax-exempt and fixed-rate bonds with long-term maturities greater than 2 years selected from issues larger than $50 million. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and the after-tax returns for Class C shares offered by the Fund will differ from the Class A after-tax returns.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                             1 Year             5 Years           10 Years
OHIO TAX-FREE BOND FUND - CLASS A
---------------------------------------------------------------------------------------------------------------
Return Before Taxes                                          -5.98%              1.41%             3.16%
Return After Taxes on Distributions                          -5.98%              1.28%             3.06%
Return After Taxes on Distributions and
  Sale of Fund Shares                                        -2.57%              1.76%             3.28%
Lehman Brothers Municipal Bond Index                         -2.47%              2.71%             4.26%
(reflects no deductions for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------------
OHIO TAX-FREE BOND FUND - CLASS C
---------------------------------------------------------------------------------------------------------------
Return Before Taxes                                          -2.00%              1.60%             2.90%
Lehman Brothers Municipal Bond Index                         -2.47%              2.71%             4.26%
(reflects no deductions for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGER

John J. Goetz, CFA
Vice President and Senior Portfolio Manager
Since 1986

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

                                                            Initial           Additional
                                                           Investment         Investment
---------------------------------------------------------------------------------------------
Regular Account                                           $     2,500       $         50
Investments through the Automatic Investment Plan         $       100       $         50
---------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may sell your shares by telephone, by mail, by wire, or through a systematic withdrawal plan. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its ordinary income and any capital gains to its shareholders. The Fund intends to pass on to shareholders the federal tax-exempt income. Income exempt from federal tax may be subject to state and local tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.